UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21507

Wells Fargo Advantage Utilities and High Income Fund

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: August 31

Date of reporting period: May 31, 2013

ITEM 1. INVESTMENTS

Wells Fargo Advantage Utilities and High Income Fund	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Shares	Value
Common Stocks : 54.06%

Consumer Discretionary : 1.68%

Media : 1.68%
DISH Network Corporation	50,000	$1,927,000

Energy : 7.12%

Oil, Gas & Consumable Fuels : 7.12%
EQT Corporation	15,000	1,198,200
Kinder Morgan Incorporated	10,577	401,714
Spectra Energy Corporation	100,000	3,057,000
The Williams Companies Incorporated	100,000	3,518,000

		8,174,914

Industrials : 7.54%

Air Freight & Logistics : 4.39%
Deutsche Post AG	200,000	5,039,972

Building Products : 0.07%
Ameresco Incorporated Class A †	9,000	74,340

Commercial Services & Supplies : 3.08%
Suez Environnement Company SA	275,000	3,541,072

Information Technology : 0.59%

Internet Software & Services : 0.28%
AOL Incorporated	9,200	318,872

IT Services : 0.31%
SAIC Incorporated	25,000	362,500

Telecommunication Services : 4.39%

Diversified Telecommunication Services : 1.02%
BCE Incorporated	16,000	714,880
Telefonica Brasil ADR	18,600	459,606

		1,174,486

Wireless Telecommunication Services : 3.37%
Shenandoah Telecommunications Company	40,000	665,600
Tele2 AB-B Redemption Shares †	254,200	1,070,784
Tele2 AB-B Shares	79,200	986,768
VimpelCom Limited ADR	100,000	995,000
Vodafone Group plc ADR	5,000	144,750

		3,862,902

Utilities : 32.74%

Electric Utilities : 25.06%
American Electric Power Company Incorporated	25,000	1,145,500
Chesapeake Utilities Corporation	200	10,590
Duke Energy Corporation	30,514	2,042,302
Edison International	2,000	91,880
Enel SpA	350,000	1,317,369
Entergy Corporation	1,000	68,880
Great Plains Energy Incorporated	175,000	3,949,750

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Utilities and High Income Fund

Security name	Shares	Value
Electric Utilities (continued)
Hera SpA	1,467,400	$3,149,051
IDACORP Incorporated	25,000	1,180,750
ITC Holdings Corporation	45,000	3,895,650
Nextera Energy Incorporated	50,000	3,781,000
Northeast Utilities	90,000	3,750,300
NV Energy Incorporated	75,000	1,758,000
Pepco Holdings Incorporated	100	2,077
The Southern Company	60,000	2,634,000

		28,777,099

Gas Utilities : 0.02%
New Jersey Resources	200	9,076
South Jersey Industries Incorporated	200	11,684

		20,760

Multi-Utilities : 4.02%
CenterPoint Energy Incorporated	50,000	1,159,000
CH Energy Group Incorporated	500	32,365
Dominion Resources Incorporated	300	16,965
MDU Resources Group Incorporated	500	12,930
Public Service Enterprise Group Incorporated	50,000	1,652,000
Sempra Energy	19,900	1,617,870
Wisconsin Energy Corporation	3,000	122,430

		4,613,560

Water Utilities : 3.64%
American Water Works Company Incorporated	50,000	1,997,000
Veolia Environnement SA	175,400	2,190,639

		4,187,639

Total Common Stocks (Cost $47,675,618)		62,075,116

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes : 30.45%

Consumer Discretionary : 7.61%

Auto Components : 0.75%
Allison Transmission Incorporated 144A	7.13%	5-15-2019	$340,000	365,500
Cooper Tire & Rubber Company	7.63	3-15-2027	215,000	233,006
Goodyear Tire & Rubber Company	7.00	5-15-2022	25,000	26,938
Penske Automotive Group Incorporated 144A	5.75	10-1-2022	80,000	84,300
Sonic Automotive Incorporated 144A	5.00	5-15-2023	20,000	19,850
United Rentals North America Incorporated	5.75	7-15-2018	125,000	133,438

				863,032

Distributors : 0.17%
LKQ Corporation 144A	4.75	5-15-2023	190,000	189,525

Diversified Consumer Services : 0.65%
Ceridian Corporation 144A	11.00	3-15-2021	10,000	11,425
Service Corporation International	6.75	4-1-2016	100,000	111,000
Service Corporation International	7.00	6-15-2017	25,000	28,563
Service Corporation International	7.50	4-1-2027	351,000	394,875
Service Corporation International	7.63	10-1-2018	25,000	29,500
Service Corporation International	8.00	11-15-2021	40,000	49,200

Wells Fargo Advantage Utilities and High Income Fund	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Diversified Consumer Services (continued)
Sotheby’s 144A	5.25%	10-1-2022	$125,000	$125,938

				750,501

Hotels, Restaurants & Leisure : 2.60%
Ameristar Casinos Incorporated	7.50	4-15-2021	225,000	245,250
Burger King Corporation	9.88	10-15-2018	75,000	84,750
CCM Merger Incorporated 144A	9.13	5-1-2019	465,000	509,175
CityCenter Holdings LLC	7.63	1-15-2016	100,000	106,250
CityCenter Holdings LLC ¥	10.75	1-15-2017	245,431	267,520
DineEquity Incorporated	9.50	10-30-2018	350,000	393,750
Greektown Superholdings Incorporated Series A	13.00	7-1-2015	300,000	321,750
Greektown Superholdings Incorporated Series B	13.00	7-1-2015	150,000	160,875
NAI Entertainment Holdings LLC 144A	8.25	12-15-2017	330,000	356,400
Penn National Gaming Incorporated	8.75	8-15-2019	75,000	83,438
Ruby Tuesday Incorporated	7.63	5-15-2020	135,000	135,844
Scientific Games Corporation	9.25	6-15-2019	60,000	66,000
Speedway Motorsports Incorporated	6.75	2-1-2019	120,000	127,800
Speedway Motorsports Incorporated	8.75	6-1-2016	120,000	125,250

				2,984,052

Household Durables : 0.05%
American Greetings Corporation	7.38	12-1-2021	25,000	25,344
Tempur-Pedic International Incorporated 144A	6.88	12-15-2020	25,000	26,969

				52,313

Media : 2.87%
Allbritton Communications Company	8.00	5-15-2018	150,000	162,000
Cablevision Systems Corporation	8.63	9-15-2017	145,000	168,925
CCO Holdings LLC	5.75	1-15-2024	10,000	10,100
CCO Holdings LLC	6.50	4-30-2021	200,000	215,000
Cinemark USA Incorporated 144A	4.88	6-1-2023	50,000	49,813
Cinemark USA Incorporated	7.38	6-15-2021	75,000	83,813
Cinemark USA Incorporated	8.63	6-15-2019	165,000	185,130
CSC Holdings LLC	7.63	7-15-2018	45,000	52,875
CSC Holdings LLC	7.88	2-15-2018	75,000	88,125
CSC Holdings LLC	8.63	2-15-2019	125,000	149,063
DISH DBS Corporation 144A	4.25	4-1-2018	50,000	48,750
DISH DBS Corporation 144A	5.13	5-1-2020	25,000	24,375
DISH DBS Corporation	7.88	9-1-2019	115,000	128,944
EchoStar DBS Corporation	7.13	2-1-2016	50,000	54,750
Gray Television Incorporated	7.50	10-1-2020	260,000	278,200
Lamar Media Corporation	5.88	2-1-2022	75,000	81,000
Lamar Media Corporation	7.88	4-15-2018	130,000	140,725
Lamar Media Corporation Series C	9.75	4-1-2014	25,000	26,438
LIN Television Corporation	6.38	1-15-2021	25,000	26,625
LIN Television Corporation	8.38	4-15-2018	150,000	161,250
Local TV Finance LLC 144A	9.25	6-15-2015	425,000	425,000
Lynx I Corporation 144A	5.38	4-15-2021	25,000	26,000
Lynx II Corporation 144A	6.38	4-15-2023	25,000	26,063
National CineMedia LLC	6.00	4-15-2022	170,000	182,325
National CineMedia LLC	7.88	7-15-2021	50,000	56,000
Nexstar Broadcasting Group Incorporated 144A	6.88	11-15-2020	95,000	101,175
Regal Cinemas Corporation	8.63	7-15-2019	285,000	316,350
Regal Entertainment Group	5.75	6-15-2023	30,000	30,038

				3,298,852

Specialty Retail : 0.52%
ABC Supply Company Incorporated 144A	5.63	4-15-2021	40,000	40,500

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Utilities and High Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Specialty Retail (continued)
CST Brands Incorporated 144A	5.00%	5-1-2023	$10,000	$10,100
Limited Brands Incorporated	6.63	4-1-2021	25,000	28,563
RadioShack Corporation	6.75	5-15-2019	165,000	129,113
Rent-A-Center Incorporated 144A	4.75	5-1-2021	20,000	19,600
Rent-A-Center Incorporated	6.63	11-15-2020	145,000	155,513
Toys “R” Us Property Company I LLC	10.75	7-15-2017	55,000	58,300
Toys “R” Us Property Company II LLC	8.50	12-1-2017	150,000	158,813

				600,502

Consumer Staples : 0.24%

Food Products : 0.24%
B&G Foods Incorporated	4.63	6-1-2021	75,000	75,000
B&G Foods Incorporated	7.63	1-15-2018	50,000	53,813
Hawk Acquisition Incorporated 144A	4.25	10-15-2020	150,000	148,875

				277,688

Energy : 5.54%

Energy Equipment & Services : 1.63%
Cleaver Brooks Incorporated 144A	8.75	12-15-2019	25,000	27,188
Dresser-Rand Group Incorporated	6.50	5-1-2021	90,000	97,425
Era Group Incorporated 144A	7.75	12-15-2022	110,000	114,400
Gulfmark Offshore Incorporated	6.38	3-15-2022	305,000	317,200
Hornbeck Offshore Services Incorporated 144A	5.00	3-1-2021	220,000	218,900
NGPL PipeCo LLC 144A	7.12	12-15-2017	25,000	26,250
NGPL PipeCo LLC 144A	7.77	12-15-2037	270,000	271,350
NGPL PipeCo LLC 144A	9.63	6-1-2019	115,000	128,225
Northern Tier Energy LLC 144A	7.13	11-15-2020	100,000	105,250
Oil States International Incorporated 144A	5.13	1-15-2023	45,000	48,488
Oil States International Incorporated	6.50	6-1-2019	164,000	176,710
PHI Incorporated	8.63	10-15-2018	305,000	331,688
Pride International Incorporated	8.50	6-15-2019	10,000	13,149

				1,876,223

Oil, Gas & Consumable Fuels : 3.91%
CVR Refining LLC 144A	6.50	11-1-2022	100,000	103,500
Denbury Resources Incorporated	4.63	7-15-2023	25,000	24,188
Denbury Resources Incorporated	6.38	8-15-2021	25,000	27,500
Denbury Resources Incorporated	8.25	2-15-2020	140,000	156,800
El Paso Corporation	6.50	9-15-2020	45,000	50,854
El Paso Corporation	7.00	6-15-2017	75,000	85,482
El Paso Corporation	7.25	6-1-2018	175,000	203,341
El Paso Corporation	7.42	2-15-2037	90,000	91,942
El Paso Corporation	7.80	8-1-2031	100,000	111,701
Energy Transfer Equity LP	7.50	10-15-2020	300,000	344,250
Exterran Partners LP 144A	6.00	4-1-2021	150,000	153,750
Ferrellgas LP	9.13	10-1-2017	95,000	100,700
HollyFrontier Corporation	9.88	6-15-2017	220,000	231,264
Inergy Midstream LP 144A	6.00	12-15-2020	55,000	57,475
Kinder Morgan Energy 144A	6.00	1-15-2018	25,000	27,619
Petrohawk Energy Corporation	7.88	6-1-2015	95,000	97,090
Petrohawk Energy Corporation	10.50	8-1-2014	60,000	63,570
Pioneer Natural Resources Company	7.50	1-15-2020	145,000	182,461
Plains Exploration & Production Company	8.63	10-15-2019	325,000	366,438
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	185,000	177,600
Rockies Express Pipeline LLC 144A	6.00	1-15-2019	25,000	24,688
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	510,000	469,200
Rockies Express Pipeline LLC 144A	7.50	7-15-2038	205,000	191,675
Sabine Pass Liquefaction LLC 144A	5.63	2-1-2021	75,000	75,281
Sabine Pass Liquefaction LLC 144A	5.63	4-15-2023	75,000	75,000

Wells Fargo Advantage Utilities and High Income Fund	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Sabine Pass LNG LP 144A	6.50%	11-1-2020	$390,000	$408,525
Sabine Pass LNG LP	7.50	11-30-2016	300,000	334,500
Suburban Propane Partners LP	7.38	3-15-2020	60,000	64,200
Suburban Propane Partners LP	7.38	8-1-2021	36,000	38,790
Suburban Propane Partners LP	7.50	10-1-2018	42,000	45,098
Tesoro Corporation	9.75	6-1-2019	90,000	99,900

				4,484,382

Financials : 5.33%
Commercial Banks : 0.53%
CIT Group Incorporated 144A	4.75	2-15-2015	120,000	125,100
CIT Group Incorporated	5.00	5-15-2017	25,000	26,625
CIT Group Incorporated	5.25	3-15-2018	25,000	26,875
CIT Group Incorporated 144A	5.50	2-15-2019	100,000	108,250
CIT Group Incorporated 144A	6.63	4-1-2018	50,000	56,250
Emigrant Bancorp Incorporated 144A	6.25	6-15-2014	275,000	267,829

				610,929

Consumer Finance : 3.12%
Ahern Rentals Incorporated 144A	9.50	6-15-2018	85,000	85,000
Ally Financial Incorporated	5.50	2-15-2017	50,000	53,532
Ally Financial Incorporated	8.30	2-12-2015	825,000	907,500
American General Finance Corporation	5.40	12-1-2015	150,000	154,500
American General Finance Corporation	5.75	9-15-2016	50,000	51,125
American General Finance Corporation	6.50	9-15-2017	50,000	51,000
Clearwire Communications Finance Corporation 144A	12.00	12-1-2015	130,000	138,944
First Data Corporation 144A	11.75	8-15-2021	80,000	77,400
Ford Motor Credit Company LLC	8.00	12-15-2016	25,000	30,019
General Motors Financial Company Incorporated 144A	3.25	5-15-2018	15,000	14,869
General Motors Financial Company Incorporated 144A	4.25	5-15-2023	15,000	14,625
General Motors Financial Company Incorporated	6.75	6-1-2018	120,000	136,800
GMAC LLC	6.75	12-1-2014	36,000	38,520
Homer City Funding LLC ¥	9.23	10-1-2026	149,149	158,471
International Lease Finance Corporation 144A	6.75	9-1-2016	50,000	56,563
International Lease Finance Corporation 144A	7.13	9-1-2018	35,000	41,256
International Lease Finance Corporation	8.63	9-15-2015	75,000	84,469
JBS USA Finance Incorporated	11.63	5-1-2014	420,000	451,500
Nielsen Finance LLC Company 144A	4.50	10-1-2020	40,000	40,100
Nielsen Finance LLC Company	7.75	10-15-2018	515,000	566,500
Springleaf Finance Corporation 144A	6.00	6-1-2020	175,000	168,875
Springleaf Finance Corporation	6.90	12-15-2017	250,000	259,063

				3,580,631

Diversified Financial Services : 0.48%
HUB International Limited Company 144A	8.13	10-15-2018	210,000	225,750
Nuveen Investments Incorporated	5.50	9-15-2015	275,000	276,375
Nuveen Investments Incorporated 144A	9.13	10-15-2017	50,000	52,500

				554,625

Insurance : 0.04%
Fidelity & Guaranty Life Holdings Incorporated 144A	6.38	4-1-2021	45,000	46,350

Real Estate Management & Development : 0.38%
Ashtead Capital Incorporated 144A	6.50	7-15-2022	235,000	253,800
Onex Corporation 144A	7.75	1-15-2021	170,000	174,675

				428,475

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Utilities and High Income Fund

Security name	Interest rate	Maturity date	Principal	Value
REITs : 0.78%
Dupont Fabros Technology Incorporated	8.50%	12-15-2017	$565,000	$604,550
Omega Healthcare Investors Incorporated	6.75	10-15-2022	125,000	136,250
Sabra Health Care Incorporated	5.38	6-1-2023	50,000	50,813
Sabra Health Care Incorporated	8.13	11-1-2018	98,000	106,575

				898,188

Health Care : 1.35%

Health Care Equipment & Supplies : 0.10%
Hologic Incorporated	6.25	8-1-2020	110,000	117,563

Health Care Providers & Services : 1.14%
Aviv HealthCare Properties LP	7.75	2-15-2019	100,000	109,250
Centene Corporation	5.75	6-1-2017	75,000	80,438
Community Health Systems Incorporated	5.13	8-15-2018	40,000	41,700
Community Health Systems Incorporated	7.13	7-15-2020	50,000	54,875
DaVita HealthCare Partners Incorporated	5.75	8-15-2022	55,000	58,575
DaVita HealthCare Partners Incorporated	6.38	11-1-2018	5,000	5,313
HCA Incorporated	4.75	5-1-2023	25,000	24,938
HCA Incorporated	5.88	3-15-2022	25,000	27,438
HCA Incorporated	6.50	2-15-2020	175,000	197,313
HCA Incorporated	7.50	11-15-2095	50,000	47,250
HCA Incorporated	8.50	4-15-2019	250,000	272,500
Health Management Associates Incorporated	6.13	4-15-2016	50,000	54,750
HealthSouth Corporation	5.75	11-1-2024	50,000	51,750
HealthSouth Corporation	7.25	10-1-2018	22,000	23,733
HealthSouth Corporation	7.75	9-15-2022	22,000	24,310
MPT Operating Partnership LP	6.38	2-15-2022	25,000	27,375
MPT Operating Partnership LP	6.88	5-1-2021	125,000	138,125
Select Medical Corporation 144A	6.38	6-1-2021	70,000	69,694

				1,309,327

Pharmaceuticals : 0.11%
Mylan Incorporated 144A	6.00	11-15-2018	115,000	125,080

Industrials : 1.55%

Aerospace & Defense : 0.13%
TransDigm Group Incorporated 144A	5.50	10-15-2020	70,000	72,450
TransDigm Group Incorporated	7.75	12-15-2018	75,000	81,844

				154,294

Air Freight & Logistics : 0.18%
Bristow Group Incorporated	6.25	10-15-2022	195,000	211,575

Airlines : 0.17%
Aviation Capital Group Corporation 144A	4.63	1-31-2018	25,000	25,846
Aviation Capital Group Corporation 144A	6.75	4-6-2021	100,000	111,065
Aviation Capital Group Corporation 144A	7.13	10-15-2020	50,000	56,938

				193,849

Commercial Services & Supplies : 0.55%
Covanta Holding Corporation	6.38	10-1-2022	50,000	53,971
Covanta Holding Corporation	7.25	12-1-2020	10,000	10,930
Geo Group Incorporated 144A	5.13	4-1-2023	125,000	127,500
Geo Group Incorporated	6.63	2-15-2021	20,000	21,800
Geo Group Incorporated	7.75	10-15-2017	160,000	169,000
Iron Mountain Incorporated	5.75	8-15-2024	25,000	25,313
Iron Mountain Incorporated	8.00	6-15-2020	25,000	26,038

Wells Fargo Advantage Utilities and High Income Fund	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Commercial Services & Supplies (continued)
Iron Mountain Incorporated	8.38%	8-15-2021	$180,000	$195,525

				630,077

Machinery : 0.25%
Columbus McKinnon Corporation	7.88	2-1-2019	75,000	80,625
H&E Equipment Services Incorporated	7.00	9-1-2022	195,000	210,600

				291,225

Marine : 0.04%

Hornbeck Offshore Services Incorporated	5.88	4-1-2020	40,000	41,700

Professional Services : 0.15%
Interactive Data Corporation	10.25	8-1-2018	150,000	168,375

Transportation Infrastructure : 0.08%
Florida East Coast Railway Corporation	8.13	2-1-2017	65,000	69,225
Watco Companies LLC 144A	6.38	4-1-2023	20,000	21,050

				90,275

Information Technology : 2.28%

Communications Equipment : 0.15%
Avaya Incorporated	9.75	11-1-2015	50,000	49,250
Lucent Technologies Incorporated	6.45	3-15-2029	155,000	124,388

				173,638

Computers & Peripherals : 0.18%
NCR Corporation	5.00	7-15-2022	205,000	206,538

Electronic Equipment, Instruments & Components : 0.75%
CDW Financial Corporation	12.54	10-12-2017	99,000	106,425
Jabil Circuit Incorporated	8.25	3-15-2018	620,000	750,200

				856,625

Internet Software & Services : 0.02%
Equinix Incorporated	4.88	4-1-2020	10,000	10,175
Verisign Incorporated 144A	4.63	5-1-2023	10,000	10,050

				20,225

IT Services : 1.11%
Audatex North American Incorporated 144A	6.75	6-15-2018	50,000	53,188
CyrusOne LLC 144A	6.38	11-15-2022	25,000	26,688
Fidelity National Information Services Incorporated	7.88	7-15-2020	100,000	112,077
First Data Corporation 144A	7.38	6-15-2019	50,000	52,750
First Data Corporation	11.25	3-31-2016	392,000	393,960
SunGard Data Systems Incorporated 144A	6.63	11-1-2019	100,000	105,250
SunGard Data Systems Incorporated	7.38	11-15-2018	475,000	505,875
SunGard Data Systems Incorporated	7.63	11-15-2020	25,000	27,500

				1,277,288

Software : 0.07%
Nuance Communications Incorporated 144A	5.38	8-15-2020	85,000	86,063

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Utilities and High Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Materials : 0.53%

Chemicals : 0.10%
Celanese US Holdings LLC	5.88%	6-15-2021	$20,000	$22,050
Tronox Finance LLC 144A	6.38	8-15-2020	90,000	88,425

				110,475

Containers & Packaging : 0.27%
Crown Americas LLC 144A	4.50	1-15-2023	50,000	48,875
Crown Americas LLC	6.25	2-1-2021	20,000	21,850
Crown Cork & Seal Company Incorporated (i)	7.50	12-15-2096	50,000	49,250
Owens-Illinois Incorporated	7.80	5-15-2018	60,000	70,800
Sealed Air Corporation 144A	6.88	7-15-2033	70,000	71,400
Silgan Holdings Incorporated	5.00	4-1-2020	50,000	51,125

				313,300

Paper & Forest Products : 0.16%
Georgia-Pacific LLC	8.88	5-15-2031	125,000	184,888

Telecommunication Services : 3.97%

Diversified Telecommunication Services : 1.89%
Citizens Communications Company	7.88	1-15-2027	200,000	201,000
Frontier Communications Corporation	8.13	10-1-2018	60,000	68,925
Frontier Communications Corporation	8.25	5-1-2014	3,000	3,158
GCI Incorporated	6.75	6-1-2021	170,000	166,175
GCI Incorporated	8.63	11-15-2019	368,000	392,840
Qwest Corporation	7.25	9-15-2025	125,000	145,657
Qwest Corporation	7.63	8-3-2021	20,000	22,207
SBA Telecommunications Incorporated	8.25	8-15-2019	7,000	7,665
Syniverse Holdings Incorporated	9.13	1-15-2019	365,000	398,763
TW Telecommunications Holdings Incorporated	5.38	10-1-2022	445,000	460,575
Windstream Corporation	7.88	11-1-2017	265,000	304,750

				2,171,715

Wireless Telecommunication Services : 2.08%
Cricket Communications Incorporated	7.75	10-15-2020	180,000	179,550
Crown Castle International Corporation	5.25	1-15-2023	100,000	101,250
Crown Castle International Corporation	7.13	11-1-2019	10,000	10,850
MetroPCS Wireless Incorporated 144A	6.25	4-1-2021	10,000	10,475
MetroPCS Wireless Incorporated	6.63	11-15-2020	240,000	256,800
MetroPCS Wireless Incorporated 144A	6.63	4-1-2023	10,000	10,575
MetroPCS Wireless Incorporated	7.88	9-1-2018	130,000	141,700
SBA Telecommunications Incorporated 144A	5.63	10-1-2019	10,000	10,300
SBA Telecommunications Incorporated 144A	5.75	7-15-2020	100,000	104,000
Sprint Capital Corporation	6.88	11-15-2028	1,100,000	1,100,000
Sprint Capital Corporation	8.75	3-15-2032	220,000	256,300
Sprint Nextel Corporation 144A	9.00	11-15-2018	25,000	30,313
Sprint Nextel Corporation	11.50	11-15-2021	25,000	34,500
TW Telecommunications Holdings Incorporated	8.00	3-1-2018	130,000	139,750

				2,386,363

Utilities : 2.05%

Electric Utilities : 0.94%
Energy Future Intermediate Holding Company LLC 144A	6.88	8-15-2017	25,000	26,500
IPALCO Enterprises Incorporated	5.00	5-1-2018	100,000	107,500
IPALCO Enterprises Incorporated 144A	7.25	4-1-2016	160,000	178,800
Mirant Mid-Atlantic LLC Series C	10.06	12-30-2028	438,432	506,389

Wells Fargo Advantage Utilities and High Income Fund	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Electric Utilities (continued)
Otter Tail Corporation	9.00%	12-15-2016	$215,000	$251,550

				1,070,739

Gas Utilities : 0.24%
AmeriGas Finance LLC	6.50	5-20-2021	5,000	5,325
AmeriGas Finance LLC	6.75	5-20-2020	175,000	190,750
AmeriGas Finance LLC	7.00	5-20-2022	75,000	81,375

				277,450

Independent Power Producers & Energy Traders : 0.87%
Calpine Construction Finance Corporation 144A	7.25	10-15-2017	360,000	376,200
Calpine Construction Finance Corporation 144A	8.00	6-1-2016	125,000	130,000
NRG Energy Incorporated	8.50	6-15-2019	185,000	202,113
NSG Holdings LLC 144A	7.75	12-15-2025	125,000	135,625
Reliant Energy Incorporated	7.63	6-15-2014	50,000	53,480
Reliant Energy Incorporated	9.24	7-2-2017	84,017	92,419
Reliant Energy Incorporated	9.68	7-2-2026	10,000	10,900

				1,000,737

Total Corporate Bonds and Notes (Cost $32,720,458)				34,965,652

	Dividend yield		Shares
Preferred Stocks : 15.02%

Financials : 0.05%

Diversified Financial Services : 0.05%
GMAC Capital Trust I ±	8.13		2,200	58,564

Telecommunication Services : 2.05%

Diversified Telecommunication Services : 2.05%
Qwest Corporation	7.00		90,000	2,358,000

Utilities : 12.92%

Electric Utilities : 6.84%
Duke Energy Corporation	5.13		130,000	3,239,600
Indianapolis Power & Light Company	5.65		20,000	2,024,376
Interstate Power & Light Company	5.10		50,000	1,272,000
SCE Trust I	5.63		23,000	586,500
Southern California Edison	6.50		2,260	241,891
Wisconsin Public Service	5.08		4,804	485,054

				7,849,421

Multi-Utilities : 6.08%
DTE Energy Company	5.25		100,000	2,530,000
SCANA Corporation	7.70		165,000	4,455,000

				6,985,000

Total Preferred Stocks (Cost $16,886,708)				17,250,985

	Interest rate		Principal
Term Loans : 2.75%
Alliance Laundry Systems LLC	9.50	12-10-2019	$114,122	116,405

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Utilities and High Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Term Loans (continued)
Applied Systems Incorporated	8.25%	6-8-2017	$20,000	$20,192
Capital Automotive LP	4.00	4-5-2019	206,286	207,575
Capital Automotive LP	6.00	4-30-2020	110,000	113,850
CBAC Borrower LLC <	0.00	4-24-2020	85,000	87,444
CCM Merger Incorporated	5.00	3-1-2017	165,306	166,256
Centaur LLC	8.75	2-20-2020	125,000	126,979
Energy Transfer Equity LP	3.75	3-23-2017	33,750	34,045
Federal-Mogul Corporation	2.14	12-27-2014	81,190	79,363
Federal-Mogul Corporation	2.14	12-27-2015	41,423	40,491
Focus Brands Incorporated	10.25	8-21-2018	176,935	180,473
Level 3 Financing Incorporated	4.75	2-1-2016	238,650	240,739
Philadelphia Energy Solutions LLC	6.25	4-4-2018	225,000	228,938
Spin Holdco Incorporated	4.25	11-15-2019	80,000	80,400
Springleaf Finance Corporation	5.50	5-10-2017	54,268	54,427
Tallgrass Energy Partners LP	5.25	11-13-2018	109,060	109,605
Texas Competitive Electric Holdings LLC	3.72	10-10-2014	1,471,940	1,137,977
Total Safety US Incorporated	9.25	8-21-2020	19,950	20,249
Washington Multifamily Laundry Systems LLC	5.25	2-21-2019	110,000	110,550

Total Term Loans (Cost $3,328,732)				3,155,958

		Expiration date	Shares
Warrants : 0.08%

Utilities : 0.08%

Electric Utilities : 0.00%
China Hydroelectric Company ADR †		1-25-2014	10,000	230

Gas Utilities : 0.08%
Kinder Morgan Incorporated †		05-25-2017	16,000	90,080

Total Warrants (Cost $42,480)				90,310

	Interest rate	Maturity date	Principal
Yankee Corporate Bonds and Notes : 1.68%

Consumer Discretionary : 0.10%

Media : 0.10%
Videotron Limited	5.00	7-15-2022	$35,000	35,875
Videotron Limited	9.13	4-15-2018	75,000	78,750

				114,625

Energy : 0.07%

Oil, Gas & Consumable Fuels : 0.07%
Griffin Coal Mining Company Limited 144A(s)	9.50	12-1-2016	93,118	79,616

Financials : 0.10%

Consumer Finance : 0.10%
Wind Acquisition Finance SpA 144A	11.75	7-15-2017	110,000	115,775

Information Technology : 0.39%

Computers & Peripherals : 0.39%
Seagate Technology HDD Holdings 144A	4.75	6-1-2023	150,000	145,500
Seagate Technology HDD Holdings	6.80	10-1-2016	50,000	57,188
Seagate Technology HDD Holdings	6.88	5-1-2020	25,000	26,750
Seagate Technology HDD Holdings	7.00	11-1-2021	25,000	27,500

Wells Fargo Advantage Utilities and High Income Fund	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Computers & Peripherals (continued)
Seagate Technology HDD Holdings	7.75%	12-15-2018	$170,000	$189,550

				446,488

Materials : 0.24%

Metals & Mining : 0.17%
Novelis Incorporated	8.38	12-15-2017	100,000	108,000
Novelis Incorporated	8.75	12-15-2020	75,000	83,813

				191,813

Paper & Forest Products : 0.07%
Sappi Limited 144A	7.50	6-15-2032	100,000	85,000

Telecommunication Services : 0.78%

Diversified Telecommunication Services : 0.74%
Intelsat Bermuda Limited 144A	7.75	6-1-2021	95,000	99,869
Intelsat Bermuda Limited 144A	8.13	6-1-2023	30,000	32,100
Intelsat Bermuda Limited	11.25	2-4-2017	54,000	57,132
Intelsat Jackson Holdings Limited 144A	5.50	8-1-2023	200,000	196,000
Intelsat Jackson Holdings Limited	7.25	4-1-2019	225,000	242,438
Intelsat Jackson Holdings Limited	7.50	4-1-2021	50,000	54,938
Intelsat Jackson Holdings SA	7.25	10-15-2020	150,000	162,750

				845,227

Wireless Telecommunication Services : 0.04%
Telesat Canada Incorporated 144A	6.00	5-15-2017	50,000	52,250

Total Yankee Corporate Bonds and Notes (Cost $1,840,930)				1,930,794

Short-Term Investments : 7.01%

		Yield	Shares
Investment Companies : 7.01%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##		0.10	8,054,140	8,054,140

Total Short-Term Investments (Cost $8,054,140)				8,054,140

Total investments in securities (Cost $110,549,066)*	111.05%			127,522,955
Other assets and liabilities, net	(11.05)			(12,692,578)

Total net assets	100.00%			$114,830,377

†	Non-income-earning security
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
(i)	Illiquid security
±	Variable rate investment. The rate shown is the rate in effect at period end.
<	All or a portion of the position represents an unfunded loan commitment.
(s)	Security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on this security.
(l)	Investment in an affiliate

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Utilities and High Income Fund

(u)	Rate shown is the 7-day annualized yield at period end.
##	All or a portion of this security has been segregated for unfunded loans.
*	Cost for federal income tax purposes is $111,236,960 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$19,722,073
Gross unrealized depreciation	(3,436,078)

Net unrealized appreciation	$16,285,995

Wells Fargo Advantage Utilities and High Income Fund (the “Fund”)

Notes to Portfolio of Investments – May 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the rates of exchange in effect on the day of valuation at a time specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On May 31, 2013, fair value pricing was used in pricing foreign securities.

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Short-term securities with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Term loans

The Fund may invest in term loans. The Fund begins earning interest when the loans are funded. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Fund assumes the credit risk of the borrower and there could be potential loss to the Fund in the event of default by the borrower.

As of May 31, 2013 the Fund had unfunded loan commitments of $87,525.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$45,850,245	$16,224,871	$0	$62,075,116
Preferred stocks	14,499,664	2,751,321	0	17,250,985
Warrants	0	90,310	0	90,310
Corporate bonds and notes	0	34,965,652	0	34,965,652
Term loans	0	2,385,493	770,465	3,155,958
Yankee corporate bonds and notes	0	1,930,794	0	1,930,794
Short-term investments
Investment companies	8,054,140	0	0	8,054,140

	$68,404,049	$58,348,441	$770,465	$127,522,955

Transfers in and transfers out are recognized at the end of the reporting period.

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA — ACA Financial Guaranty Corporation

ADR — American depositary receipt

ADS — American depositary shares

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

Ambac — Ambac Financial Group Incorporated

AMT — Alternative minimum tax

AUD — Australian dollar

BAN — Bond anticipation notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazilian real

CAB — Capital appreciation bond

CAD — Canadian dollar

CCAB — Convertible capital appreciation bond

CDA — Community Development Authority

CDO — Collateralized debt obligation

CHF — Swiss franc

COP — Certificate of participation

DKK — Danish krone

DRIVER — Derivative inverse tax-exempt receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-traded fund

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Banks

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Administration

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British pound

GDR — Global depositary receipt

GNMA — Government National Mortgage Association

GO — General obligation

HCFR — Healthcare facilities revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher education facilities authority revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong dollar

HUD — Department of Housing and Urban Development

HUF — Hungarian forint

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Industrial development revenue

IEP — Irish pound

JPY — Japanese yen

KRW — Republic of Korea won

LIBOR — London Interbank Offered Rate

LIQ — Liquidity agreement

LLC — Limited liability company

LLP — Limited liability partnership

LOC — Letter of credit

LP — Limited partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multifamily housing revenue

MSTR — Municipal securities trust receipts

MTN — Medium-term note

MUD — Municipal Utility District

MXN — Mexican peso

MYR — Malaysian ringgit

National — National Public Finance Guarantee Corporation

NOK — Norwegian krone

NZD — New Zealand dollar

PCFA — Pollution Control Financing Authority

PCL — Public Company Limited

PCR — Pollution control revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable floating option tax-exempt receipts

plc — Public limited company

PLN — Polish zloty

PUTTER — Puttable tax-exempt receipts

R&D — Research & development

Radian — Radian Asset Assurance

RAN — Revenue anticipation notes

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real estate investment trust

ROC — Reset option certificates

SAVRS — Select auction variable rate securities

SBA — Small Business Authority

SEK — Swedish krona

SFHR — Single-family housing revenue

SFMR — Single-family mortgage revenue

SGD — Singapore dollar

SKK — Slovakian koruna

SPA — Standby purchase agreement

SPDR — Standard & Poor’s Depositary Receipts

STRIPS — Separate trading of registered interest and

principal securities

TAN — Tax anticipation notes

TBA — To be announced

TIPS — Treasury inflation-protected securities

TRAN — Tax revenue anticipation notes

TRY — Turkish lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

ZAR — South African rand

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Advantage Utilities and High Income Fund (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Advantage Utilities and High Income Fund

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: July 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Advantage Utilities and High Income Fund

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: July 26, 2013

By:	/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date: July 26, 2013